Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2015
Share-based Compensation [Abstract]
Schedule Of Changes In Shares Subject To Option
Changes in shares subject to options during the year ended September 30, 2015 follow (shares in thousands):

	Weighted- Average Exercise Price Per Share	Shares	Total Intrinsic Value of Shares	Average Remaining Life (Years)
Beginning of year	$54.19	13,908
Options granted	$60.16	1,378
Options exercised	$41.85	(1,016)
Options canceled	$61.02	(624)
End of year	$55.40	13,646	$15	5.8
Exercisable at end of year	$51.68	9,147	$15	4.6

Schedule Of Changes In Incentive Awards Outstanding
Changes in shares outstanding but not yet earned under incentive shares plans during the year ended
September 30, 2015 follow (shares in thousands):

	Shares	Average Grant Date Fair Value Per Share
Beginning of year	6,404	$47.81
Granted	437	$61.96
Earned/vested	(151)	$37.36
Canceled	(313)	$49.02
End of year	6,377	$48.97